Other assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	$ 566,794		$ 616,883
Straight-line rents, prepaid expenses and other	605,833		452,259
Loans receivable, net of allowance for credit losses	375,115		403,378
Lease incentives	146,294		158,417
Derivative assets (Note 13)	96,299		16,909
Operating lease right of use assets, net	83,139		95,814
Inventory	53,441		48,584
Other tangible fixed assets	43,908		25,418
Investments	32,754		45,254
Debt issuance costs	30,751		30,065
Other receivables, net	343,807		455,036
Other assets	2,378,135		2,348,017
Allowance for credit losses on notes receivable	56,000		41,000
Loans and leases receivable, allowance	3,000		5,000
Interest and fee income, loans and leases	13,000	$ 0
General Electric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, related parties			66,000
Deferral agreements
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	538,000		587,000
Aircraft sale receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	$ 28,000		$ 30,000